POSTRETIREMENT BENEFITS AND EMPLOYEE STOCK OWNERSHIP PLAN (Tables)	12 Months Ended
Jun. 30, 2018
Retirement Benefits [Abstract]
Changes in Projected Benefit Obligations, Fair Value of Plan Assets, and Funded Status of Plan [Table Text Block]
The following provides a reconciliation of benefit obligations, plan assets and funded status of these defined benefit plans:

	Pension Benefits (1)		Other Retiree Benefits (2)
Years ended June 30	2018	2017	2018	2017
CHANGE IN BENEFIT OBLIGATION
Benefit obligation at beginning of year (3)	$16,160	$17,285	$5,187	$5,632
Service cost	280	310	112	133
Interest cost	348	300	177	175
Participants' contributions	13	14	73	74
Amendments	12	2	(231)	—
Net actuarial loss/(gain)	(722)	(643)	(308)	(554)
Acquisitions/(divestitures) (4)	—	(413)	—	(31)
Curtailments	—	(132)	—	(37)
Special termination benefits	8	4	7	21
Currency translation and other	148	35	5	16
Benefit payments	(589)	(602)	(244)	(242)
BENEFIT OBLIGATION AT END OF YEAR (3)	$15,658	$16,160	$4,778	$5,187

CHANGE IN PLAN ASSETS
Fair value of plan assets at beginning of year	$10,829	$10,269	$3,831	$3,787
Actual return on plan assets	553	884	(481)	136
Acquisitions/(divestitures) (4)	—	(34)	—	—
Employer contributions	406	316	33	36
Participants' contributions	13	14	73	74
Currency translation and other	55	(18)	(3)	(4)
ESOP debt impacts (5)	—	—	50	44
Benefit payments	(589)	(602)	(244)	(242)
FAIR VALUE OF PLAN ASSETS AT END OF YEAR	$11,267	$10,829	$3,259	$3,831
FUNDED STATUS	$(4,391)	$(5,331)	$(1,519)	$(1,356)

(1)	Primarily non-U.S.-based defined benefit retirement plans.

(2)	Primarily U.S.-based other postretirement benefit plans.

(3)	For the pension benefit plans, the benefit obligation is the projected benefit obligation. For other retiree benefit plans, the benefit obligation is the accumulated postretirement benefit obligation.

(4)	For the year ended June 30, 2017, this represents the obligations and plans which were classified as held for sale at June 30, 2016.

(5)	Represents the net impact of ESOP debt service requirements, which is netted against plan assets for other retiree benefits.

Schedule of Amounts Recognized in Balance Sheet [Table Text Block]
In these instances, benefit payments are typically paid directly from the Company's cash as they become due.

	Pension Benefits		Other Retiree Benefits
As of June 30	2018	2017	2018	2017
CLASSIFICATION OF NET AMOUNT RECOGNIZED
Noncurrent assets	$420	$196	$—	$—
Current liabilities	(43)	(40)	(24)	(23)
Noncurrent liabilities	(4,768)	(5,487)	(1,495)	(1,333)
NET AMOUNT RECOGNIZED	$(4,391)	$(5,331)	$(1,519)	$(1,356)
AMOUNTS RECOGNIZED IN ACCUMULATED OTHER COMPREHENSIVE INCOME (AOCI)
Net actuarial loss	$3,787	$4,548	$2,366	$1,819
Prior service cost/(credit)	244	245	(478)	(293)
NET AMOUNTS RECOGNIZED IN AOCI	$4,031	$4,793	$1,888	$1,526

Schedule of Accumulated and Projected Benefit Obligations [Table Text Block]
Pension plans with accumulated benefit obligations in excess of plan assets and plans with projected benefit obligations in excess of plan assets consisted of the following:

	Accumulated Benefit Obligation Exceeds the Fair Value of Plan Assets		Projected Benefit Obligation Exceeds the Fair Value of Plan Assets
As of June 30	2018	2017	2018	2017
Projected benefit obligation	$8,467	$13,699	$8,962	$14,181
Accumulated benefit obligation	7,573	12,276	7,974	12,630
Fair value of plan assets	3,740	8,279	4,150	8,654

Schedule of Net Benefit Costs [Table Text Block]
Components of the net periodic benefit cost were as follows:

	Pension Benefits					Other Retiree Benefits
Years ended June 30	2018	2017		2016		2018	2017		2016
AMOUNTS RECOGNIZED IN NET PERIODIC BENEFIT COST
Service cost	$280	$310	(1)	$314	(1)	$112	$133	(1)	$124	(1)
Interest cost	348	300		466		177	175		219
Expected return on plan assets	(751)	(675)		(731)		(451)	(431)		(416)
Amortization of net actuarial loss	295	375		265		69	122		78
Amortization of prior service cost/(credit)	28	28		29		(41)	(45)		(52)
Amortization of net actuarial loss/ prior service cost due to settlements and curtailments	—	186	(2)	—		—	16	(2)	—
Special termination benefits	8	4		6		7	21	(2)	12	(3)
GROSS BENEFIT COST/(CREDIT)	208	528		349		(127)	(9)		(35)
Dividends on ESOP preferred stock	—	—		—		(37)	(45)		(52)
NET PERIODIC BENEFIT COST/(CREDIT)	$208	$528		$349		$(164)	$(54)		$(87)
CHANGE IN PLAN ASSETS AND BENEFIT OBLIGATIONS RECOGNIZED IN AOCI
Net actuarial loss/(gain) - current year	$(524)	$(852)				$624	$(259)
Prior service cost/(credit) - current year	12	2				(231)	—
Amortization of net actuarial loss	(295)	(375)				(69)	(122)
Amortization of prior service (cost)/credit	(28)	(28)				41	45
Amortization of net actuarial loss/prior service costs due to settlements and curtailments	—	(186)				—	(16)
Reduction in net actuarial losses resulting from curtailment	—	(132)				—	(37)
Currency translation and other	73	6				(3)	2
TOTAL CHANGE IN AOCI	(762)	(1,565)				362	(387)
NET AMOUNTS RECOGNIZED IN PERIODIC BENEFIT COST AND AOCI	$(554)	$(1,037)				$198	$(441)

(1)	Service cost includes amounts related to discontinued operations in fiscal years ended June 30, 2017 and June 30, 2016, which are not material for any period.

(2)
For fiscal year ended June 30, 2017, amortization of net actuarial loss / prior service cost due to settlement and curtailments and $18 of the special termination benefits are included in Net earnings from discontinued operations related to the Beauty Brands divestiture.

(3)	For fiscal year ended June 30, 2016, $7 of the special termination benefits are included in Net Earnings from discontinued operations related to the Batteries divestiture.

Schedule of Amounts in Accumulated Other Comprehensive Income (Loss) to be Recognized over Next Fiscal Year [Table Text Block]
Amounts expected to be amortized from AOCI into net periodic benefit cost during the year ending June 30, 2019, are as follows:

	Pension Benefits	Other Retiree Benefits
Net actuarial loss	$224	$71
Prior service cost/(credit)	26	(49)

Schedule of Assumptions Used [Table Text Block]
The weighted average assumptions used to determine benefit obligations recorded on the Consolidated Balance Sheets as of June 30, were as follows: (1)

	Pension Benefits		Other Retiree Benefits
As of June 30	2018	2017	2018	2017
Discount rate	2.5%	2.4%	4.2%	3.9%
Rate of compensation increase	2.6%	3.0%	N/A	N/A
Health care cost trend rates assumed for next year	N/A	N/A	6.6%	6.4%
Rate to which the health care cost trend rate is assumed to decline (ultimate trend rate)	N/A	N/A	4.9%	4.9%
Year that the rate reaches the ultimate trend rate	N/A	N/A	2025	2022

(1)	Determined as of end of fiscal year.
The weighted average assumptions used to determine net benefit cost recorded on the Consolidated Statement of Earnings for the years ended June 30, were as follows: (1)

	Pension Benefits			Other Retiree Benefits
Years ended June 30	2018	2017	2016	2018	2017	2016
Discount rate	2.4%	2.1%	3.1%	3.9%	3.6%	4.5%
Expected return on plan assets	6.8%	6.9%	7.2%	8.3%	8.3%	8.3%
Rate of compensation increase	3.0%	2.9%	3.1%	N/A	N/A	N/A

(1)	Determined as of beginning of fiscal year.

Schedule of Effect of One-Percentage-Point Change in Assumed Health Care Cost Trend Rates [Table Text Block]
A one percentage point change in assumed health care cost trend rates would have the following effects:

	One-Percentage Point Increase	One-Percentage Point Decrease
Effect on the total service and interest cost components	$62	$(47)
Effect on the accumulated postretirement benefit obligation	737	(585)

Schedule of Allocation of Plan Assets [Table Text Block]
Our target asset allocation for the year ended June 30, 2018, and actual asset allocation by asset category as of June 30, 2018 and 2017, were as follows:

	Target Asset Allocation		Actual Asset Allocation at June 30
	Pension Benefits	Other Retiree Benefits	Pension Benefits		Other Retiree Benefits
Asset Category			2018	2017	2018	2017
Cash	—%	2%	2%	2%	1%	1%
Debt securities	65%	3%	59%	53%	4%	4%
Equity securities	35%	95%	39%	45%	95%	95%
TOTAL	100%	100%	100%	100%	100%	100%

Pension and Postretirement Plan Assets By Fair Value Hierarchy [Table Text Block]
These assets are not valued using the fair value hierarchy, but rather valued using the net asset value reported by the managers of the funds and as supported by the unit prices of actual purchase and sale transactions.

	Pension Benefits			Other Retiree Benefits
As of June 30	Fair Value Hierarchy Level	2018	2017	Fair Value Hierarchy Level	2018	2017
ASSETS AT FAIR VALUE
Cash and cash equivalents	1	$136	$134	1	$5	$6
Company stock (1)		—	—	2	3,092	3,643
Other (2)	1, 2 & 3	400	165	1	4	7
TOTAL ASSETS IN THE FAIR VALUE HEIRARCHY		536	299		3,101	3,656
Investments valued at net asset value		10,731	10,530		158	175
TOTAL ASSETS AT FAIR VALUE		$11,267	10,829		$3,259	3,831

(1)	Company stock is net of ESOP debt discussed below.

(2)
The Company's other pension plan assets measured at fair value are generally classified as Level 3 within the fair value hierarchy. There are no material other pension plan asset balances classified as Level 1 or Level 2 within the fair value hierarchy.

Schedule of Expected Benefit Payments [Table Text Block]
Total benefit payments expected to be paid to participants, which include payments funded from the Company's assets and payments from the plans are as follows:

Years ending June 30	Pension Benefits	Other Retiree Benefits
EXPECTED BENEFIT PAYMENTS
2019	$517	$194
2020	508	207
2021	545	219
2022	557	231
2023	577	241
2024 - 2028	3,280	1,339

Employee Stock Ownership Plan (ESOP) Disclosures [Table Text Block]
The number of preferred shares outstanding at June 30 was as follows:

Shares in thousands	2018	2017	2016
Allocated	34,233	36,488	39,241
Unallocated	4,117	5,060	6,095
TOTAL SERIES A	38,350	41,548	45,336

Allocated	25,895	25,378	23,925
Unallocated	28,512	30,412	32,319
TOTAL SERIES B	54,407	55,790	56,244